Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Apr. 11, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Feb. 07, 2012 USD ($)
USD 800 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes	$ 800		$ 800
USD 800 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes	800		$ 800
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €		€ 700			€ 700
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €		€ 700			€ 700
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes	525			$ 525
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes	$ 525			$ 525		$ 525